UNITED STATES
                        OMB APPROVAL
                        SECURITIES AND EXCHANGE COMMISSION
                        OMB Number:     3235-0456
                        "Washington, D.C.  20549"
                        Expires:        "August 31, 2000"
                        Estimated average burden
                        hours per response              1

                                FORM 24F-2
                                Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

        1.      Name and address of issuer:

                "The Kenwood Funds"
                10 S. LaSalle Street, Suite 3610
                "Chicago, IL 60603"



        2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series "and classes of securities of the issuer, check the box but do not list series or classes):

                The Kenwood Growth and Income Fund


        3.      Investment Company Act File Number:  811-7521

                Securities Act File Number:  333-1171


        4(a).   Last day of fiscal year for which this Form is filed:
                                "4/30/98"

        4(b).   "Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the" issuer's fiscal year). (See Instruction A.2)


        "Note: If the Form is being filed late, interest must be paid on the registration fee due."


        4(c).   Check box if this is the last time the issuer will be filing this Form.


SEC 2393 (9-97)


        5.      Calculation of registration fee:

                (i)  Aggregate sale price of securities sold during the
                      fiscal year pursuant to section 24(f):  $1,587,069

                (ii)  Aggregate price of securities redeemed or
                       repurchased during the fiscal year: $175,190

                (iii)  Aggregate price of securities redeemed or
                        repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
                        to the Commission:      $0

                (iv)  Total available redemption credits [add Items 5(ii)
                        and 5(iii)]:  $175,190

                (v)  Net sales - if Item 5(i) is greater than Item 5(iv)
                       [subtract Item 5(iv) from Item 5(i)]:
                                $1,411,879

                (vi)  Redemption credits available for use in future years
                                        $(0)
                        - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                (vii)  Multiplier for determining registration fee (See
                         Instruction C.9): X    0.0295%

                (viii)  Registration fee due [multiply Item 5(v) by Item
                          5(vii)]  (enter "0" if no fee is due): = $    417

        6.      Prepaid Shares

                If the response to item 5(i) was determined by deducting an amount of securities that were registered under the

                "Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here :

                If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
future fiscal years, then state that number here :                      .

        7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $0

        8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = $417


        9.      Date the registration fee and any interest payment was
sent to the Commission's lockbox depository:    7/24/98


                Method of Delivery:
                        X               Wire Transfer

                                        Mail or other means


                                                SIGNATURES


                This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.





By (Signature and Title)*       /s/ Barbara L. Bowles
                        Barbara L. Bowles, President



                Date            7/27/98



* Please print the name and title of the signing officer below the signature.